Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2021
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2021
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,720	41,792	49,512
of which hedging instruments of non-current financial debt (liabilities)	–	1,498	1,498
Non-current financial assets	(847)	(1,557)	(2,404)
of which hedging instruments of non-current financial debt (assets)	–	(787)	(787)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108
Variable rate bonds or bonds after fair value hedge	–	12,820	12,820
Fixed rate bonds or bonds after cash flow hedge	–	27,147	27,147
Other floating rate debt	15	634	649
Other fixed rate debt	61	363	424
Lease obligations	7,644	-	7,644
Non-current financial assets excluding derivative financial instruments	(847)	(675)	(1,522)
Non-current instruments held for trading	–	(54)	(54)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108

As of December 31, 2020
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,849	52,354	60,203
of which hedging instruments of non-current financial debt (liabilities)	–	1,615	1,615
Non-current financial assets	(1,019)	(3,762)	(4,781)
of which hedging instruments of non-current financial debt (assets)	–	(3,221)	(3,221)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422
Variable rate bonds or bonds after fair value hedge	–	16,553	16,553
Fixed rate bonds or bonds after cash flow hedge	–	28,080	28,080
Other floating rate debt	40	3,944	3,984
Other fixed rate debt	73	438	511
Lease obligations	7,736	–	7,736
Non-current financial assets excluding derivative financial instruments	(1,019)	(432)	(1,451)
Non-current instruments held for trading	–	9	9
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422

As of December 31, 2019
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	6,438	41,335	47,773
of which hedging instruments of non-current financial debt (liabilities)	–	1,694	1,694
Non-current financial assets	(164)	(748)	(912)
of which hedging instruments of non-current financial debt (assets)	–	(512)	(512)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861
Variable rate bonds or bonds after fair value hedge	–	19,340	19,340
Fixed rate bonds or bonds after cash flow hedge	–	20,499	20,499
Other floating rate debt	72	618	690
Other fixed rate debt	103	322	425
Lease obligations	6,263	–	6,263
Non-current financial assets excluding derivative financial instruments	(164)	(169)	(333)
Non-current instruments held for trading	–	(23)	(23)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
Bonds after fair value hedge or		after	after	after	Range	Range of initial current rate
variable rate bonds(a)	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2021	2020	2019	maturities	instruments
Bond	USD	5,001	6,253	6,276	2023 - 2028	2.434% - 3.883%
Bond	USD	–	–	300
Bond	CHF	409	410	410	2026 - 2029	0.176% - 0.298%
Bond	NZD	–	–	164
Bond	AUD	71	377	378	2025	4.000%
Bond	EUR	7,528	8,666	9,675	2022 - 2044	0.250% - 3.125%
Bond	EUR	–	–	1,641
Bond	CAD	–	–	92
Bond	GBP	1,524	1,522	2,035	2022 - 2031	1.405% - 2.250%
Bond	HKD	129	129	128	2025	2.920%
Current portion (less than one year)		(2,540)	(2,699)	(3,661)
Principal financing entities(b)		12,122	14,658	17,438
TotalEnergies SE(c)
Bond		1,200	1,200	1,203
Current portion (less than one year)		(1,200)	–	–
Other consolidated subsidiaries		698	695	699
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		12,820	16,553	19,340

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2021	2020	2019	maturities	instruments
Bond	EUR	15,487	15,259	10,246	2024 - 2044	0.696% - 5.125%
Bond	USD	9,941	11,524	8,565	2022 - 2060	2.829% - 3.461%
Bond	HKD	200	208	202	2026	3.088%
Bond	CHF	1,113	1,134	1,079	2024 - 2027	0.510% - 1.010%
Bond	GBP	1,004	998	982	2024 - 2026	1.250% - 1.660%
Bond	AUD	5	9	5	2025	4.000%
Current portion (less than one year)		(1,000)	(1,500)	(1,250)
Principal financing entities(b)		26,750	27,632	19,829
Other consolidated subsidiaries		397	448	670
TOTAL FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE		27,147	28,080	20,499

(a)	The IBOR rate reform will mainly impact the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on USLIBOR.

At December 31 2021, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE is $ 15,862 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acts as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

(c)

Debt financing of $1.2 billion through a structure combining the issuance of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TotalEnergies' exposure to the exercise of the conversion rights under the bonds. At 31 December 2021, this debt financing is fully presented as a current portion item.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2021	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2023	6,143	115	(111)	(51)	6,032	13%
2024	6,506	190	(219)	(103)	6,287	13%
2025	4,471	194	(89)	(51)	4,382	9%
2026	3,348	238	(71)	(34)	3,277	7%
2027 and beyond	29,044	761	(1,914)	(548)	27,130	58%
TOTAL	49,512	1,498	(2,404)	(787)	47,108	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2020	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2022	9,932	142	(142)	(58)	9,790	18%
2023	5,988	59	(268)	(218)	5,720	10%
2024	6,340	115	(395)	(277)	5,945	11%
2025	4,535	150	(260)	(212)	4,275	8%
2026 and beyond	33,408	1,149	(3,716)	(2,456)	29,692	53%
TOTAL	60,203	1,615	(4,781)	(3,221)	55,422	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2019	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2021	5,716	204	(101)	(9)	5,615	12%
2022	6,226	433	(148)	(121)	6,078	13%
2023	5,230	106	(67)	(18)	5,163	11%
2024	5,885	139	(87)	(83)	5,798	12%
2025 and beyond	24,716	812	(509)	(281)	24,207	52%
TOTAL	47,773	1,694	(912)	(512)	46,861	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2021	%	2020	%	2019	%
U.S. Dollar	44,387	94%	48,609	88%	43,276	92%
Euro	1,708	4%	3,144	6%	2,639	6%
Norwegian krone	67	0%	72	0%	81	0%
Other currencies	946	2%	3,597	6%	865	2%
TOTAL	47,108	100%	55,422	100%	46,861	100%

As of December 31,
(M$)	2021	%	2020	%	2019	%
Fixed rate	34,353	73%	34,870	63%	26,985	58%
Floating rate	12,755	27%	20,552	37%	19,876	42%
TOTAL	47,108	100%	55,422	100%	46,861	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2021	2020	2019
Current financial debt(a)	8,846	11,305	8,710
Current lease obligations	1,390	1,206	1,202
Current portion of non-current financial debt	4,799	4,588	4,907
Current borrowings (note 14)	15,035	17,099	14,819
Current portion of hedging instruments of debt (liabilities)	316	104	424
Other current financial instruments (liabilities)	56	99	63
Other current financial liabilities (note 14)	372	203	487
Current deposits beyond three months	(11,868)	(4,436)	(3,611)
Non-traded marketable securities	(195)	–	(114)
Financial receivables on sub-lease, current	(132)	(111)	(145)
Current portion of hedging instruments of debt (assets)	(42)	(18)	–
Other current financial instruments (assets)	(78)	(65)	(122)
Current financial assets (note 14)	(12,315)	(4,630)	(3,992)
NET CURRENT BORROWINGS	3,092	12,672	11,314

(a)

As of December 31, 2021, December 31, 2020 and December 31, 2019, the current financial debt includes a commercial paper program in TotalEnergies Capital and TotalEnergies Capital Canada Ltd. TotalEnergies Capital and TotalEnergies Capital Canada Ltd. are wholly-owned subsidiaries of TotalEnergies SE. They act as financing vehicles for the activities of TotalEnergies. Their debt securities are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due.

Schedule of variations of financial debt

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2021	changes	reclassification	currency	fair value	Current	Other	2021
Non-current financial instruments - assets(a) and non-current financial assets	(4,781)	(290)	1	64	2,432	188	(18)	(2,404)
Non-current financial debt	60,203	(359)	(58)	(183)	(2,377)	(9,254)	1,540	49,512
Non-current financial debt and related financial instruments	55,422	(649)	(57)	(119)	55	(9,066)	1,522	47,108

Current financial instruments - assets(a)	(194)	191	-	8	(45)	(188)	(24)	(252)
Current borrowings	17,099	(11,047)	15	(283)	(158)	9,254	155	15,035
Current financial instruments - liabilities(a)	203	-	1	(11)	179	-	-	372
Current financial debt and related financial instruments	17,108	(10,856)	16	(286)	(24)	9,066	131	15,155

Financial debt and financial assets classified as held for sale	313	-	(306)	(11)	-	-	-	(4)
NET FINANCIAL DEBT	72,843	(11,505)	(347)	(416)	31	-	1,653	62,259
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2020	changes	reclassification	currency	fair value	Current	Other	2020
Non-current financial instruments - assets(a) and non-current financial assets	(912)	(228)	3	(59)	(2,729)	118	(974)	(4,781)
Non-current financial debt	47,773	15,800	(456)	192	2,973	(8,711)	2,632	60,203
Non-current financial debt and related financial instruments	46,861	15,572	(453)	133	244	(8,593)	1,658	55,422

Current financial instruments - assets(a)	(268)	178	–	(6)	46	(118)	(26)	(194)
Current borrowings	14,819	(6,679)	6	(132)	188	8,711	186	17,099
Current financial instruments - liabilities(a)	487	–	(5)	8	(287)	–	–	203
Current financial debt and related financial instruments	15,038	(6,501)	1	(130)	(53)	8,593	160	17,108

Financial debt and financial assets classified as held for sale	301	–	(10)	22	–	–	–	313
NET FINANCIAL DEBT	62,200	9,071	(462)	25	191	–	1,818	72,843
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,	First			Reclassification		As of
	January 1,	Cash	including IFRS 5	application	Foreign	Changes in	Non-current /		December 31,
(M$)	2019	changes	reclassification	IFRS 16	currency	fair value	Current	Other	2019
Non-current financial instruments - assets(a) and non-current financial assets	(680)	21	12	(50)	4	(71)	144	(292)	(912)
Non-current financial debt	40,129	8,110	(731)	4,805	(48)	484	(6,661)	1,685	47,773
Non-current financial debt and related financial instruments	39,449	8,131	(719)	4,755	(44)	413	(6,517)	1,393	46,861

Current financial instruments - assets(a)	(118)	125	–	–	2	(32)	(144)	(101)	(268)
Current borrowings	13,306	(5,954)	(35)	750	184	(26)	6,661	(67)	14,819
Current financial instruments - liabilities(a)	478	–	–	–	(6)	15	–	–	487
Current financial debt and related financial instruments	13,666	(5,829)	(35)	750	180	(43)	6,517	(168)	15,038

Financial debt and financial assets classified as held for sale	–	–	301	–	–	–	–	–	301
NET FINANCIAL DEBT	53,115	2,302	(453)	5,505	136	370	–	1,225	62,200

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2021	2020	2019
Issuance of non-current debt	808	16,075	8,668
Repayment of non-current debt	(1,167)	(275)	(538)
NET AMOUNT	(359)	15,800	8,131

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2021	2020	2019
Cash	13,544	14,518	16,456
Cash equivalents	7,798	16,750	10,896
TOTAL	21,342	31,268	27,352

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2021	2020	2019
Current borrowings(a)	13,645	15,893	13,617
Other current financial liabilities	372	203	487
Current financial assets(a)	(12,183)	(4,519)	(3,847)
Net financial assets and liabilities held for sale or exchange	(4)	313	301
Non-current financial debt(a)	41,868	52,467	41,510
Non-current financial assets(a)	(1,557)	(3,762)	(748)
Cash and cash equivalents	(21,342)	(31,268)	(27,352)
Net financial debt	20,799	29,327	23,968

Shareholders’ equity – TotalEnergies share	111,736	103,702	116,778
Distribution of the income based on existing shares at the closing date	3,263	2,383	2,527
Shareholders’ equity	114,999	106,085	119,305

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	15.3%	21.7%	16.7%

Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of hedging instruments and items

For the year ended December 31, 2021
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	6,767	303	(36)	–	(7,037)	–	(837)	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	9,566	154	(382)	–	(8,865)	–	701	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(27)

For the year ended December 31 2020
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate								Financial debt /
	Swaps	8,063	527	(15)	–	(8,586)	–	(1,136)	Financial assets
Bonds	Cross Currency								Financial debt /
	Swaps	11,011	836	(211)	–	(11,109)	–	(98)	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(47)

For the year ended December 31, 2019							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line item in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	8,012	270	(75)	–	(7,450)	–	(795)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	14,357	124	(1,011)	–	(14,357)	–	1,290	Financial debt / Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(71)

Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2021	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	–	(736)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	372	(660)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2020	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,781	–	(1,441)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	1,856	(32)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2019	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	25	(527)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	12,604	19	(431)	Financial assets

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2021
Bonds (non-current portion, before swaps)	(39,256)	(42,888)	349	(349)
Swaps hedging bonds (liabilities)	(1,498)	(1,498)	–	–
Swaps hedging bonds (assets)	787	787	–	–
Total swaps hedging bonds (assets and liabilities)	(711)	(711)	(34)	34
Current portion of non-current debt after swaps (excluding lease obligations)	(5,073)	(5,077)	5	(5)
Other interest rates swaps	31	31	16	(16)
Currency swaps and forward exchange contracts	45	45	–	–
As of December 31, 2020
Bonds (non-current portion, before swaps)	(46,239)	(52,246)	440	(440)
Swaps hedging bonds (liabilities)	(1,615)	(1,615)	–	–
Swaps hedging bonds (assets)	3,221	3,221	–	–
Total swaps hedging bonds (assets and liabilities)	1,606	1,606	(70)	70
Current portion of non-current debt after swaps (excluding lease obligations)	(4,674)	(4,696)	2	(2)
Other interest rates swaps	(73)	(73)	18	(18)
Currency swaps and forward exchange contracts	(6)	(6)	–	–
As of December 31, 2019
Bonds (non-current portion, before swaps)	(38,657)	(41,805)	247	(247)
Swaps hedging bonds (liabilities)	(1,694)	(1,694)	–	–
Swaps hedging bonds (assets)	512	512	–	–
Total swaps hedging bonds (assets and liabilities)	(1,182)	(1,182)	(44)	44
Current portion of non-current debt after swaps (excluding lease obligations)	(5,331)	(5,332)	1	(1)
Other interest rates swaps	(7)	(7)	18	(18)
Currency swaps and forward exchange contracts	89	89	–	–

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Cost of net debt	(1,525)	(2,110)	(2,352)
Interest rate translation of :
+ 10 basis points	47	29	27
‑10 basis points	(47)	(29)	(27)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2021	0.88	0.74	75.31
December 31, 2020	0.81	0.73	74.54
December 31, 2019	0.89	0.76	62.27

As of December 31, 2021				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,407	24,617	70,030	6,064	10,596	13,100
Currency translation adjustment before net investment hedge	(12,666)	(4,239)	–	(1,902)	(4,281)	(2,244)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2021	111,736	20,373	70,030	4,162	6,315	10,856

As of December 31, 2020				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	113,958	28,893	60,613	4,494	9,913	10,045
Currency translation adjustment before net investment hedge	(10,279)	(2,448)	–	(1,726)	(4,253)	(1,852)
Net investment hedge – open instruments	23	23	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2020	103,702	26,468	60,613	2,768	5,660	8,193

As of December 31, 2019				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	128,281	37,687	66,005	5,635	9,900	9,054
Currency translation adjustment before net investment hedge	(11,501)	(4,443)	–	(1,830)	(3,355)	(1,873)
Net investment hedge – open instruments	(2)	(2)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2019	116,778	33,241	66,005	3,805	6,545	7,182

Based on the 2021 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2021		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on:
– shareholders equity	2,037	416	631
– net income (TotalEnergies share)	72	176	109
Impact of a decrease of (10)% of exchange rates on :
– shareholders equity	(2,037)	(416)	(631)
– net income (TotalEnergies share)	(72)	(176)	(109)

Liquidity risk
Financial structure, financial costs and financial instruments
Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2021
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(6,073)	(6,328)	(4,420)	(3,314)	(28,495)	(48,630)
Non-current financial assets excluding derivative financial instruments	–	41	41	38	37	1,365	1,522
Current borrowings	(15,035)	–	–	–	–	–	(15,035)
Other current financial liabilities	(372)	–	–	–	–	–	(372)
Current financial assets	12,315	–	–	–	–	–	12,315
Assets and liabilities available for sale or exchange	4	–	–	–	–	–	4
Cash and cash equivalents	21,342	–	–	–	–	–	21,342
Net amount before financial expense	18,254	(6,032)	(6,287)	(4,382)	(3,277)	(27,130)	(28,854)
Financial expense on non-current financial debt	(821)	(786)	(664)	(576)	(506)	(5,197)	(8,550)
Interest differential on swaps	(217)	(235)	(232)	(229)	(221)	(836)	(1,970)
NET AMOUNT	17,216	(7,053)	(7,183)	(5,187)	(4,004)	(33,163)	(39,374)

As of December 31, 2020
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(9,849)	(5,762)	(5,990)	(4,321)	(30,951)	(56,873)
Non-current financial assets excluding derivative financial instruments	–	59	42	45	46	1,259	1,451
Current borrowings	(17,099)	–	–	–	–	–	(17,099)
Other current financial liabilities	(203)	–	–	–	–	–	(203)
Current financial assets	4,630	–	–	–	–	–	4,630
Assets and liabilities available for sale or exchange	(313)	–	–	–	–	–	(313)
Cash and cash equivalents	31,268	–	–	–	–	–	31,268
Net amount before financial expense	18,283	(9,790)	(5,720)	(5,945)	(4,275)	(29,692)	(37,139)
Financial expense on non-current financial debt	(930)	(888)	(825)	(696)	(603)	(5,833)	(9,775)
Interest differential on swaps	(163)	(149)	(158)	(173)	(196)	(930)	(1,769)
NET AMOUNT	17,190	(10,827)	(6,703)	(6,814)	(5,074)	(36,455)	(48,683)

As of December 31, 2019
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,683)	(6,102)	(5,172)	(5,802)	(24,435)	(47,194)
Non-current financial assets excluding derivative financial instruments	–	68	24	9	4	228	333
Current borrowings	(14,819)	–	–	–	–	–	(14,819)
Other current financial liabilities	(487)	–	–	–	–	–	(487)
Current financial assets	3,992	–	–	–	–	–	3,992
Assets and liabilities available for sale or exchange	(301)	–	–	–	–	–	(301)
Cash and cash equivalents	27,352	–	–	–	–	–	27,352
Net amount before financial expense	15,737	(5,615)	(6,078)	(5,163)	(5,798)	(24,207)	(31,124)
Financial expense on non-current financial debt	(807)	(724)	(650)	(594)	(482)	(2,215)	(5,472)
Interest differential on swaps	(350)	(325)	(297)	(255)	(224)	(1,046)	(2,497)
NET AMOUNT	14,580	(6,664)	(7,025)	(6,012)	(6,504)	(27,468)	(39,093)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2021	2020	2019
Accounts payable	(36,837)	(23,574)	(28,394)
Other operating liabilities	(27,294)	(14,302)	(16,262)
including derivative financial instruments related to commodity contracts (liabilities)	(16,166)	(3,666)	(5,333)
Accounts receivable, net	21,983	14,068	18,488
Other operating receivables	29,553	8,043	11,506
including derivative financial instruments related to commodity contracts (assets)	22,412	1,428	4,791
TOTAL	(12,595)	(15,765)	(14,662)

Credit risk
Financial structure, financial costs and financial instruments
Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2021	2020	2019
Loans to equity affiliates (note 8)	4,532	5,129	3,999
Loans and advances (note 6)	2,107	2,458	1,982
Other non-current financial assets related to operational activities (note 6)	312	287	332
Non-current financial assets (note 15.1)	2,404	4,781	912
Accounts receivable (note 5)	21,983	14,068	18,488
Other operating receivables (note 5)	29,553	8,043	11,506
Current financial assets (note 15.1)	12,315	4,630	3,992
Cash and cash equivalents (note 15.1)	21,342	31,268	27,352
TOTAL	94,548	70,664	68,563

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2021	2020	2019
Loans and receivables	188	154	200
Financing liabilities and associated hedging instruments	(1,373)	(1,660)	(1,897)
Fair value hedge (ineffective portion)	(10)	12	(1)
Lease assets and obligations	(413)	(422)	(417)
Assets and liabilities held for trading	83	(194)	(237)
IMPACT ON THE COST OF NET DEBT	(1,525)	(2,110)	(2,352)

Schedule of maturity of derivative instruments

For the year ended December 31, 2021		Notional		Notional value schedule
(M$)	Fair	value	Fair	2023					2027
Assets / (Liabilities)	value	2022	value	and beyond	2023	2024	2025	2026	and beyond
Fair value hedge
Swaps hedging bonds (assets)	42	566	415	9,659
Swaps hedging bonds (liabilities)	(316)	3,737	(102)	2,371
Total swaps hedging bonds - fair value hedge	(274)	4,303	313	12,030	3,858	2,087	1,630	202	4,253
Cash flow hedge
Swaps hedging bonds (assets)	–	–	372	7,149
Swaps hedging bonds (liabilities)	–	–	(1,396)	23,144
Total swaps hedging bonds - cash flow hedge	–	–	(1,024)	30,293	1,000	3,659	4,459	4,068	17,107
Forward exchange contracts related to operating activities (assets)	–	36	–	–
Forward exchange contracts related to operating activities (liabilities)	(8)	283	(14)	366
Total forward exchange contracts related to operating activities	(8)	319	(14)	366	171	195	–	–	–
Held for trading
Other interest rate swaps (assets)	13	20,876	78	5,170
Other interest rate swaps (liabilities)	(19)	6,470	(41)	2,561
Total other interest rate swaps	(6)	27,346	37	7,731	1,708	2,856	2,111	751	305
Currency swaps and forward exchange contracts (assets)	65	9,769	17	367
Currency swaps and forward exchange contracts (liabilities)	(37)	5,065	–	(16)
Total currency swaps and forward exchange contracts	28	14,834	17	351	265	86	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2020		Notional		Notional value schedule
(M$)	Fair	value	Fair	2022					2026
Assets / (Liabilities)	value	2021	value	and beyond	2022	2023	2024	2025	and beyond
Fair value hedge
Swaps hedging bonds (assets)	18	1,250	1,365	12,642
Swaps hedging bonds (liabilities)	(104)	1,445	(142)	3,737
Total swaps hedging bonds - fair value hedge	(86)	2,695	1,223	16,379	4,350	3,858	2,087	1,630	4,454
Cash flow hedge
Swaps hedging bonds (assets)	–	–	1,856	16,259
Swaps hedging bonds (liabilities)	–	–	(1,473)	14,033
Total swaps hedging bonds - cash flow hedge	–	–	383	30,292	–	1,000	3,659	4,459	21,174
Forward exchange contracts related to operating activities (assets)	16	262	20	394
Forward exchange contracts related to operating activities (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activities	16	262	20	394	276	118	–	–	–
Held for trading
Other interest rate swaps (assets)	10	22,011	84	3,214
Other interest rate swaps (liabilities)	(51)	7,693	(116)	3,695
Total other interest rate swaps	(41)	29,704	(32)	6,909	2,067	764	2,004	1,937	137
Currency swaps and forward exchange contracts (assets)	39	3,323	5	344
Currency swaps and forward exchange contracts (liabilities)	(48)	2,580	(2)	54
Total currency swaps and forward exchange contracts	(9)	5,903	3	398	189	145	64	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2019		Notional		Notional value schedule
(M$)	Fair	value	Fair	2021					2025
Assets / (Liabilities)	value	2020	value	and beyond	2021	2022	2023	2024	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	–	469	10,896
Swaps hedging bonds (liabilities)	(423)	3,346	(736)	8,127
Total swaps hedging bonds - fair value hedge	(423)	3,346	(267)	19,023	2,695	4,298	3,858	2,337	5,835
Cash flow hedge
Swaps hedging bonds (assets)	–	–	43	4,062
Swaps hedging bonds (liabilities)	–	–	(958)	21,324
Total swaps hedging bonds - cash flow hedge	–	–	(915)	25,386	–	–	1,000	3,659	20,727
Forward exchange contracts related to operating activities (assets)	1	29	–	–
Forward exchange contracts related to operating activities (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activities	1	29	–	–	–	–	–	–	–
Held for trading
Other interest rate swaps (assets)	11	23,522	50	2,225
Other interest rate swaps (liabilities)	(24)	16,007	(44)	3,475
Total other interest rate swaps	(13)	39,529	6	5,700	2,217	1,463	18	1,820	182
Currency swaps and forward exchange contracts (assets)	111	6,446	17	431
Currency swaps and forward exchange contracts (liabilities)	(39)	4,455	–	131
Total currency swaps and forward exchange contracts	72	10,901	17	562	529	33	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2021	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	39	–	39
Cash flow hedge instruments	–	(1,052)	–	(1,052)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	501	–	–	501
TOTAL	501	(931)	–	(430)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2020	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	1,137	–	1,137
Cash flow hedge instruments	–	408	–	408
Assets and liabilities held for trading	–	(68)	–	(68)
Equity instruments	706	–	–	706
TOTAL	706	1,477	–	2,183

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2019	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(690)	–	(690)
Cash flow hedge instruments	–	(915)	–	(915)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	240	–	–	240
TOTAL	240	(1,523)	–	(1,283)

Financial instruments, excluding commodity contracts | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2021	2020	2019
Revaluation impact at market value of bonds	3,199	(4,004)	(762)
Swaps hedging bonds	(3,209)	4,016	761
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	(10)	12	(1)

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2021	2020	2019
Profit (Loss) recorded in other comprehensive income of the period	(167)	(327)	(585)
Recycled amount from other comprehensive income to the income statement of the period	(113)	139	47